Investment Strategy - SUMMARY SECTION	Jul. 31, 2026
Class I [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

THE FORESTER VALUE FUND invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential. It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company. Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

•	Book-to-market value
•	Price-to-cash flow ratio
•	Price-to-sales ratio
•	Earnings estimates for the next 12 months
•	Five-year return on equity

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion. The fund may emphasize sectors more or less than the S&P 500. The Fund may also invest in stock index options.

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

MARKET EXPOSURE: In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market. The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it. During these defensive periods, the Fund may invest some or all of its assets in stock index options, money market funds, U.S. Treasury, or U.S. Agency fixed income instruments with a maturity of less than five years.

Class N [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

THE FORESTER VALUE FUND invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential. It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company. Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

•	Book-to-market value
•	Price-to-cash flow ratio
•	Price-to-sales ratio
•	Earnings estimates for the next 12 months
•	Five-year return on equity

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion. The fund may emphasize sectors more or less than the S&P 500. The Fund may also invest in stock index options.

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

MARKET EXPOSURE. In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market. The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it. During these defensive periods, the Fund may invest some or all of its assets in stock index options, money market funds, U.S. Treasury or U.S. Agency fixed income instruments with a maturity of less than five years.

Class R [Member]
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

THE FORESTER VALUE FUND invests in the stocks of large U.S. companies that it believes are undervalued and have great appreciation potential. It may also take defensive positions when the manager believes that the overall stock market is highly valued or that market conditions warrant it.

The Fund generally purchases a stock only at a price Forester Capital Management ("Forester Capital"), the Fund’s investment manager (the “manager”), deems significantly below the intrinsic value of the company - Forester Capital's estimate of the amount a buyer would pay to own the entire company. Forester Capital performs its own fundamental analysis of the company.

The Fund places special focus on companies whose current market prices are low in relation to earnings and have great appreciation potential. In addition to stocks with low prices relative to earnings, Forester Capital also considers factors such as the following about the issuer:

•	Book-to-market value
•	Price-to-cash flow ratio
•	Price-to-sales ratio
•	Earnings estimates for the next 12 months
•	Five-year return on equity

Under normal market conditions, the fund invests at least 65% of its net assets (at market value at the time of purchase) in the common stocks of large companies that have market capitalizations greater than $5.0 billion. The Fund may emphasize sectors more or less than the S&P 500. The Fund may also invest in stock index options.

The Fund may sell a stock when Forester Capital thinks the stock is too expensive compared to Forester Capital's estimate of the company's intrinsic value, changing circumstances affect the original reasons for a company's purchase, a company exhibits deteriorating fundamentals or more attractive alternatives exist.

MARKET EXPOSURE. In order to try to enhance returns, the manager may vary the Fund's exposure to the overall stock market. The manager may reduce market exposure when the manager believes that the overall stock market is highly valued or that market conditions warrant it. During these defensive periods, the Fund may invest some or all of its assets in stock index options, money market funds, U.S. Treasury or U.S. Agency fixed income instruments with a maturity of less than five years.